Fair Value Measurements - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Oct. 28, 2012	Jan. 29, 2012	Jan. 30, 2011
Fair Value Measurements [Line Items]
Estimated Fair Value	$ 7,277	$ 5,070	$ 4,688
Term Loan due August 30, 2012
Fair Value Measurements [Line Items]
Estimated Fair Value		73	74
Term Loan due August 30, 2012 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		99.00%	99.00%
Term Loan due August 30, 2012 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		101.00%	101.00%
Term Loan due April 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		855	871
Term Loan due April 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		99.00%	100.00%
Term Loan due April 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		101.00%	102.00%
ABL Term Loan due April 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		207	207
ABL Term Loan due April 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		94.00%	94.00%
ABL Term Loan due April 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		100.00%	100.00%
12.0% Senior Notes due September 1, 2014
Fair Value Measurements [Line Items]
Estimated Fair Value		2,388	2,338
12.0% Senior Notes due September 1, 2014 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		93.00%	87.00%
12.0% Senior Notes due September 1, 2014 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		98.00%	100.00%
13.5% Senior Subordinated Notes due 2015
Fair Value Measurements [Line Items]
Estimated Fair Value		$ 1,547	$ 1,198
13.5% Senior Subordinated Notes due 2015 | Minimum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		80.00%	65.00%
13.5% Senior Subordinated Notes due 2015 | Maximum
Fair Value Measurements [Line Items]
Fair value of term loan as a percentage of principal value		90.00%	85.00%